ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	12 Months Ended
Jun. 30, 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under binomial and black-scholes model

	June 30,		June 30,
Input	2023		2022
Number of warrants	47,963	$441,710	$489,673
Share price	0.34	$0.34	$0.66
Risk-free interest rate	4.41%	4.41%	3.00%
Volatility	127%	127%	109%
Exercise price	112.32	14.40	112.32
Warrant life	3.47 years	3.47 years	4.46 years

		March 15, 2023
	June 30,	(Initial
Input	2023	measurement)
Number of warrants	555,694	$555,694
Share price	0.34	$0.37
Risk-free interest rate	3.59%	3.58%
Volatility	110%	110%
Exercise price	14.40	14.40
Warrant life	5.22 years	5.50 years

Summary of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$2,490,000	$—	$—	$2,490,000

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$4,360,000	$—	$—	$4,360,000

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2021	489,673	$112.32	5.46
Issued	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	489,673	$112.32	4.46
Issued	555,694	14.40	5.50
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30 2023	1,045,367	$18.90	4.40